Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Basis of consolidation

4.1 Basis of consolidation

In accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intra-company balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full. As of December 31, 2018, the Company has one subsidiary for which no non-controlling interest is recognized.

Details of the Company’s subsidiary as of December 31, 2018 are as follows:

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Fully consolidated

Intercompany transactions

4.2 Intercompany transactions

Transactions involving reciprocal assets and liabilities, as well as income and expense, between ERYTECH and ERYTECH Pharma, Inc. are eliminated in the Consolidated Financial Statements.

Foreign currencies

4.3 Foreign currencies

Functional Currency and Translation of Financial Statements into Presentation Currency

The Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “Parent Company”). The statements of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of income (loss), statements of comprehensive income (loss) and statements of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchanges rates fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Conversion of Foreign Currency Transactions

Foreign currency transactions are converted to functional currency (euros) at the rate of exchange applicable on the transaction date. At period-end, foreign currency monetary assets and liabilities are converted at the rate of exchange prevailing on that date. The resulting exchange gains or losses are recorded in the Consolidated Statements of Income in “Financial income (loss)”.

The loan in U.S. dollars from the Parent Company to ERYTECH Pharma, Inc. is considered as part of the net investment in a foreign operation. Exchange differences on this loan are recognized in other comprehensive income.

Consolidated statements of cash flows

4.4 Consolidated statements of cash flows

The consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investment, and financing activities.

Operating activities correspond to the Company primary income-generating activities and all the other activities that do not meet the investment or financing criteria. The Company has decided to classify grants received such as the Research Tax Credit (Credit d’Impôt Recherche) as an operating activity in the consolidated statement of cash flows.

Cash flows associated with investment activities correspond to cash flows associated with the purchase of property, plant and equipment, net of asset supplier payables, and with the disposal of assets and other investments.

Financing activities are operations that result in changes in the amount and composition of the share capital and borrowings of the entity. Capital increases and the obtaining or repayment of loans are classified under this category. The Company has chosen to classify the conditional advances under this category.

The increases in assets and liabilities with non-cash effects are eliminated. As such, the assets financed through a finance lease are not included in the investments for the period presented. The decrease in financial liability associated with leases is therefore included under the caption ‘repayment of borrowings’ for the period.

Use of estimates and judgments

4.5 Use of estimates and judgments

Preparation of the financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The use of estimates and judgment relate primarily to the measurement of share-based payments (Note 4.15 and Note 5.3).

Intangible assets

4.6 Intangible assets

Internally generated intangible assets – Research and development costs

In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.

An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:

(a) it is technically feasible to complete the development project;

(b) intention on the part of the Company to complete the project and to utilize it;

(c) capacity to utilize the intangible asset;

(d) proof of the probability of future economic benefits associated with the asset;

(e) availability of the technical, financial, and other resources for completing the project; and

(f) reliable evaluation of the development expenses.

The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.

Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.

Other intangible assets

Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.

Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.

As the new production process relates to equipment that is not yet constructed, the amortization will begin on the date the equipment will be available for use (i.e. when it is in the location and condition necessary for it to be capable of operating). In the meantime, an impairment test will be performed (see Note 4.8).

Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

Property, plant and equipment

4.7 Property, plant and equipment

Property, plant and equipment are recorded at their acquisition cost, comprised of their purchase price and all the direct costs incurred to bring the asset to the location and working condition for its use as intended by the company’s management.

Property, plant, and equipment are depreciated on the basis of the straight-line method over the estimated useful life of the property. The fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.

The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM	DEPRECIATION PERIOD
Industrial equipment Fixtures and improvements in structures	1 to 5 years 3 to 10 years
Office equipment	3 years
Furniture	3 to 5 years

The useful lives of property, plant and equipment as well as any residual values are reviewed at each year end and, in the event of a significant change, result in a prospective revision of the depreciation pattern.

Impairment tests

4.8 Impairment tests

According to IAS 36 Impairment of Assets (“IAS 36”), a loss in value must be recognized where the carrying value of an asset, or the cash generating unit to which the asset belongs (if it is not possible to estimate the recoverable amount of the individual asset), is lower than its recoverable value. The recoverable value of an asset corresponds to its fair value less costs to sell or its value in use, whichever is higher.

The property, plant, and equipment and intangible assets that have a finite life are subject to an impairment test when the recoverability of their carrying value is called into question by the existence of indications of impairment.

The intangible assets that are not amortized are tested for impairment at the end of the period in which they are acquired, subsequently annually and whenever there is an indication that the intangible asset may be impaired.

An impairment is recognized in the Consolidated Financial Statements up to the amount of the excess of the value over the recoverable value of the asset.

Financial assets and liabilities - Measurement and Presentation

4.9 Financial assets and liabilities – Measurement and Presentation

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).

Receivables

These instruments are initially recognized in the Consolidated Financial Statements at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method. Trade receivables without a significant financing component are measured at their transaction price.

The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

Financial liabilities at the amortized cost

Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.

Presentation of financial assets and financial liabilities measured at fair value

In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•	Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
•	Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;
•	Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

Inventories

4.10 Inventories

In compliance with the IAS 2 Inventories (“IAS 2”), inventories are recognized at their cost or at their net realizable value, whichever is lower. Cost is determined on a First-In First-Out (FIFO) cost basis. Management periodically reviews the inventory for obsolescence and adjusts as necessary.

Cash and cash equivalents

4.11 Cash and cash equivalents

The item “cash and cash equivalents” in the consolidated statement of financial position includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.

The cash equivalents classification is made if the following criteria are fulfilled:

•	held for the purpose of meeting short term cash commitments rather than for investment or other purposes.
•	exit options exist:
o	exercisable at any time at least every three months
o	initially included in the contract and this exit option is always provided in the initial contract
o	exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement
•

there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.

They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized through financial income or loss.

Provisions

4.12 Provisions

A provision is recognized where the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.

Provisions recognized in the consolidated statement of financial position mainly include obligations pertaining to retirement indemnities and provisions for risks.

Disclosure is made in the detailed notes on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

Provisions for retirement indemnities—defined benefit plans

The employees of the Company receive the retirement benefits stipulated by law in France:

•	a compensation paid by the Company to employees upon their retirement (defined-benefit plan) and;
•	a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).

For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement benefit is recognized in the statement of income (loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.

The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.

The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

Provisions for risks

The provisions for risks correspond to the commitments resulting from litigations and various risks whose due dates and amounts are uncertain.

The amount recognized in the Consolidated Financial Statements as a provision is the best estimate of the expenses necessary to extinguish the obligation.

Lease agreements

4.13 Lease agreements

The leases involving property, plant, and equipment are classified as finance lease agreements when the Company bears substantially all the benefits and risks inherent in the ownership of the property. The assets that are covered under finance lease agreements are capitalized as of the beginning date of the rental agreement on the basis of the fair value of the rented asset or the discounted values of the future minimum payments, whichever is lower. Each rental payment is distributed between the debt and the financial cost in such a manner to determine a constant interest rate on the principal that remains due. The corresponding rental obligations, net of the financial expenses, are classified as financial liabilities. The property, plant, or equipment acquired within the framework of a finance lease agreement is amortized over the useful life or the term of the lease agreement, whichever is shorter.

The rental agreements for which a significant portion of the risks and advantages is preserved by the lessor are classified as operating leases. The payments made for these operating leases, net of any incentive measures, are recognized as expenses on the consolidated statement of income (loss) on a straight-line basis over the term of the agreement.

Share capital

4.14 Share capital

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

Share-based payment

4.15 Share-based payment

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration paid with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation), Monte-Carlo valuation model (for AGA valuation) and Cox-Ross-Rubinstein valuation model (for 2016 and 2017 BSA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

Presentation of the statement of income (loss)

4.16 Presentation of the statement of income (loss)

The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is the research and development. As a consequence, only “research and development expenses” and “general administrative expenses” functions are considered to be representative. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in Note 5.2.

Operating income

4.17 Operating income

Research tax credit

The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.

The Company benefits from the Research Tax Credit since its inception.

The CIR is presented under other income in the consolidated statement of income (loss) as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).

Subsidies and conditional advances

Due to the innovative nature of its product candidate development programs, the Company has benefited from certain sources of financial assistance from Banque Publique d’Investissement (“BPI France”). BPI France provides financial assistance and support to emerging French enterprises to facilitate the development and commercialization of innovative technologies.

The funds received by the Company are intended to finance its research and development efforts and the recruitment of specific personnel. The Company has received such funding in the form of non-refundable subsidies and conditional advances.

Subsidies

Subsidies received are grants that are not repayable by the Company and are recognized in the financial statements as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.

Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.

A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized in the Consolidated Financial Statements as other income when there exists reasonable assurance that the subsidies will be received.

Conditional advances

Funds received from BPI France in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse BPI France for such conditional advances in cash based on a repayment schedule provided the conditions are complied with. Each award of an advance is made to help fund a specific development milestone. The details concerning the conditional advances are provided in Note 6.10.

Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.

The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.

The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success as described in Note 6.10 is used to determine the amount recognized annually as a finance cost.

In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

The conditional advances that can be subject to this type of modification are the advances received from BPI France, presented in Note 6.10.

Other income

The standard IFRS 15 Revenue from contracts with customers (“IFRS 15”) is mandatory since January 1, 2018. This standard replaces IAS 18 Revenue (“IAS 18”) and related interpretations. The first application of IFRS 15 had not significantly changed the amount or the timing of revenue recognition of the Company.

For each of its partnership agreements, the Company determines if it acts as a principal or as an agent.

Partnership with Orphan Europe AML clinical trial

As a result of its prior partnership agreement with Orphan Europe related to the development of Acute Myeloid Leukemia (“AML”), the Company re-invoiced, with no margin, certain clinical costs incurred and invoiced to the Company by external providers.

The Company considered that, within the context of this partnership, it acted as agent regarding these reinvoiced external costs, as:

•

The Company did not have primary responsibility for provision of the goods or service, the majority of services being provided by third parties, the most significant of which, the Contract Research Organization (“CRO”), directly invoiced Orphan Europe. The Company was directly invoiced only for the secondary services.

•	The Company bore no inventory risk,
•

The Company had no capacity to determine prices, all of the external costs being reinvoiced for the exact amount of the initial invoice, with no margin, and it was not affected by any price changes applied by the suppliers.

Within the context of this same agreement, the Company also invoiced certain internal clinical costs, such as personnel costs associated with the management of clinical trials, or personnel involved in the production of batches necessary for the AML clinical trial.

Consequently, for all the years presented:

•	The re-invoicing of external costs to Orphan Europe is presented as a decrease in corresponding research and development expenses incurred by the Company;
•	The invoicing of internal costs to Orphan Europe is presented in other income.

Partnership with Orphan Europe NOPHO clinical trial

Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This amount is recognized in “other income” in the statement of income (loss) for all the years presented.

Financial income and expense

4.18 Financial income and expense

Financial results relate to loans, gains and losses on exchange rate variations and other financial debts (notably overdrafts and finance leases) and includes interest expenses incurred on financial liabilities and the related amortization of debt issuance costs, and income received from cash and cash equivalents.

Income taxes

4.19 Income taxes

Current taxes

Considering the level of tax loss of the Company, no current tax expense is recognized.

Deferred taxes

Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.

Deferred tax assets and liabilities are not discounted and are classified in the consolidated statement of financial position under non-current assets and liabilities.

In addition, the Parent Company, as an entity incorporated in France, is subject to the territorial economic contribution (Contribution Economique Territoriale—CET), which combines the corporate real estate contribution (cotisation foncière des entreprises—CFE) and the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE):

•

the corporate real estate contribution, the amount of which depends on property rental values and which can, where applicable, have a ceiling at a percentage of the value added, presents significant similarities to the former business tax and is recognized under operating expenses;

•

the corporate value-added contribution meets, based on the Company’s analysis, the definition of an income tax as established under IAS 12 Income Taxes (“IAS 12”) paragraph 2 (“taxes owing based on taxable income”). To enter within the scope of IAS 12, a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.

•

in conformity with the provisions of IAS 12, qualification of the corporate value-added contribution as an income tax leads to the recognition of deferred taxes relative to temporary differences existing at year end, with a contra-entry of a net expense in that year’s statement of net income (loss). Where applicable, this deferred tax expense is presented on the line income tax. For the moment, the Company does not pay the CVAE.

Earnings per share

4.20 Earnings per share

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.

The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options, free shares and founder subscription warrants as detailed in note 5.3 and 6.8.

Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

Segment reporting

4.21 Segment reporting

In accordance with IFRS 8 Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer and Chairman of the Board of Directors) to allocate resources and to assess performance.

The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future. The assets, liabilities, and operating loss realized are primarily located in France.

Off-balance sheet commitments

4.22 Off-balance sheet commitments

The Company has defined and implemented monitoring for its off-balance sheet commitments so as to know their nature and object. Off-balance sheet items identified mainly relate to:

•	future costs relate to clinical trials for which recruitment has begun,
•	operating leases, purchase and investment commitments.

Events After the Close of the Reporting Period

4.23 Events After the Close of the Reporting Period

The consolidated statement of financial position and the consolidated statement of income (loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date. Modifications can be made until the date the Consolidated Financial Statements are approved and authorized for issuance by the Board of Directors.

January 2019:

•	Grant of 36,150 free shares and 38,025 stock options to employees.

The Company evaluated subsequent events that occurred after December 31, 2018 through the date of approval and authorization of issuance of the Consolidated Financial Statements. The Company took into account the main remarks of the tax authorities as part of the on-going tax audit in France in the Consolidated Financial Statements as of December 31, 2018.